MFS(R) INSTITUTIONAL SERIES TRUST:

                   MFS(R) Institutional Large Cap Growth Fund

                      Supplement to the Current Prospectus

Effective immediately, the applicable portion of the Portfolio Managers section of the Prospectus is hereby revised as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. The portfolio managers are primarily responsible for the day-to-day management of the fund.

Fund                        Portfolio Managers          Primary Role          Since     Title and Five Year History
----                        ------------------          ------------          -----     ---------------------------
MFS Institutional Large        Stephen Pesek         Portfolio Manager        1999      Senior   Vice   President   of   MFS;
Cap Growth Fund                                                                         employed     in    the     investment
                                                                                        management area of MFS since 1994.

                               S. Irfan Ali          Portfolio Manager        2003      Senior   Vice   President   of   MFS;
                                                                                        employed     in    the     investment
                                                                                        management area of MFS since 1993.

                             Margaret W. Adams       Portfolio Manager        2003      Vice  President  of MFS;  employed in
                                                                                        the  investment  management  area  of
                                                                                        MFS since 2000.

                           Maureen H. Pettirossi     Portfolio Manager      December    Vice  President  of MFS;  employed in
                                                                              2005      the  investment  management  area  of
                                                                                        MFS since 2002; Senior Securities Analyst
                                                                                        of Wilke/Thompson Capital Management prior
                                                                                        to 2002.

                The date of this Supplement is December 6, 2005.